Virtus Asset Trust

Supplement dated July 17, 2017 to the Prospectuses and

Statement of Additional Information (“SAI”) dated June 23, 2017

Important Notice

Availability of Shares

Class T Shares are not currently available for purchase.

Investors should retain this supplement for future reference.

VAT 8622/ClassTNotAvailable (7/2017)